Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Adviser Series
Prospectus Date	rr_ProspectusDate	Aug. 31, 2024
Class A C Shares | Federated Hermes U.S. SMID Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary InformationFederated Hermes U.S. SMID Fund (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide long-term capital appreciation. The objective may be changed by the Fund’s Board of Trustees (the “Trustees”) without shareholder approval.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A) and Class C Shares (C) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Federated Hermes Funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 11 and in “Appendix B” to this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	 September 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Federated Hermes Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its objective by investing primarily in equity and/or equity-related securities of small- and mid-capitalization companies that are quoted or traded on regulated markets worldwide (primarily in the U.S. or Canada) as well as component securities of the Russell 2500 Index. The Fund will invest in both growth- and value-oriented securities. As of June 30, 2024, the capitalization of companies included in the Russell 2500 Index ranged from approximately $7.1 million to $47.9 billion. The Fund will seek to invest in a diversified portfolio of equity securities (such as common and/or preferred stock) and/or equity-related instruments (such as Global Depositary Receipts and American Depositary Receipts) of, or relating to, companies domiciled in the U.S., or companies that derive a large proportion of their income from U.S. activities.The Fund’s investment adviser or sub-adviser (as applicable, the “Adviser”) will seek to identify companies that, in its view, provide the potential for long-term capital appreciation through a fundamental analysis of relevant companies, seeking to identify companies that are undervalued and/or demonstrate attractive growth characteristics. This is done in order to ascertain whether the companies may provide the potential for long-term capital appreciation notwithstanding that equities of such companies may, at the time of purchase, be undervalued. The Adviser will not, save in relation to the capitalization of companies that may be invested in, be subject to any limitation on the types of companies in which it may invest (either in terms of industry or focus). The Fund may, from time to time, have larger allocations to certain broad market sectors in attempting to achieve its investment objective.As part of the strategy’s assessment of quality and its approach to risk management, risks associated with a company’s approach to environmental, social and governance (ESG) issues, among other factors, are actively assessed. The Adviser considers data on the Sub-Adviser’s proprietary ESG Dashboard, which contains a wide range of ESG factors and ranks companies on their behaviors versus peers. In making its investment decisions, the Adviser will seek to consider ESG issues with regards to the holding of either individual securities or various categories or classes of securities. These ESG considerations are intended to provide guidance on achieving best practice standards of corporate governance and equity stewardship in order to make informed investment decisions.The Fund may also invest in and/or gain exposure to securities of other investment companies and money market funds including funds advised by the Fund’s Adviser or its affiliates.The Fund will invest its assets so that, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) are invested in equity securities of small- to mid-capitalization (SMID) companies. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would permit the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in investments in equity securities of SMID companies. For purposes of this limitation, small- to mid-capitalization companies will normally be defined as companies with market capitalizations similar to the constituents of the Fund’s benchmark, the Russell 2500 Index. Such definition will be applied at the time of investment and the Adviser will not be required to sell a stock because a company’s market capitalization has grown larger than the range of small- to mid-capitalization stocks in the Russell 2500 Index.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The total returns shown below are for an existing class of shares, Institutional Shares (IS), offered by the Fund. The total returns for the IS class are disclosed below because the A class and C class have not yet commenced operations. The performance of the IS class has not been adjusted to reflect the expenses applicable to the A or C class. The performance has been adjusted to reflect the differences in sales charges and deferred sales charges applicable to the A and C class. The total returns for the A class and C class would be substantially similar to the annual returns for the IS class over the same period because the classes are invested in the same portfolio of securities and would differ only to the extent the classes do not have the same expenses or sale loads. It is anticipated that the expense ratio of the A class and C class will be higher than the expense ratio of the IS class; accordingly, the actual performance of the A class and C class is anticipated to be lower than the performance of the IS class.The bar chart and performance table below are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis.The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information with a broad-based securities market index. The Fund’s performance is also compared to a secondary index to show how the Fund’s performance compares with the returns of an index with similar investments.The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedHermes.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Hermes U.S. SMID Fund – IS Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's IS class total return for the six-month period from January 1, 2024 to June 30, 2024, was 4.43%.

Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 12.07% (quarter ended December 31, 2023). Its lowest quarterly return was (14.17)% (quarter ended June 30, 2022).

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The total returns shown below are for an existing class of shares, Institutional Shares (IS), offered by the Fund. The total returns for the IS class are disclosed below because the A class and C class have not yet commenced operations. The performance of the IS class has not been adjusted to reflect the expenses applicable to the A or C class. The performance has been adjusted to reflect the differences in sales charges and deferred sales charges applicable to the A and C class. The total returns for the A class and C class would be substantially similar to the annual returns for the IS class over the same period because the classes are invested in the same portfolio of securities and would differ only to the extent the classes do not have the same expenses or sale loads.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the A class and after tax-returns for the C class will differ from those shown for the A class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s A and C classes have not yet commenced operations. The A and C class performance information shown below is for the Fund’s IS class as described above. In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the A class and after tax-returns for the C class will differ from those shown for the A class.Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown.After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plans.(For the Period Ended December 31, 2023)
Fee Waiver Or Reimbursement Over Assets, Later Of Termination Or Next Effective Prospectus	fadvs_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the “Termination Date”): (a)  September 1, 2025; or (b) the date of the Fund’s next effective Prospectus.
Class A C Shares | Federated Hermes U.S. SMID Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Class A C Shares | Federated Hermes U.S. SMID Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Class A C Shares | Federated Hermes U.S. SMID Fund | Stock Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company’s stock price), which could negatively impact the Fund’s performance.
Class A C Shares | Federated Hermes U.S. SMID Fund | Small Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small-Cap Company Risk. The Fund may invest in small capitalization (or “small-cap”) companies. Small-cap companies may have less liquid stock, a more volatile share price, unproven track records, a limited product or service base, and limited access to capital. The above factors could make small-cap companies more likely to fail than larger companies, and increase the volatility of the Fund’s portfolio, performance and Share price. The Adviser and its affiliated investment advisers also can manage other funds and accounts that use small-cap or similar investment strategies, and investments in small-cap securities by multiple funds and accounts, including those managed by the Adviser and its affiliates, could impact the availability of suitable small-cap securities and cause a capacity constraint associated with the Fund’s small-cap investment strategy.
Class A C Shares | Federated Hermes U.S. SMID Fund | Mid Cap Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap Company Risk. The Fund may invest in mid-capitalization (or “mid-cap”) companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund’s portfolio, performance and Share price.
Class A C Shares | Federated Hermes U.S. SMID Fund | Environmental Social and Governance Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Environmental, Social and Governance Risk. The Adviser considers environmental, social and governance (ESG) issues as part of its security selection process. ESG factors are not the only factors considered by the Adviser and there is no guarantee the companies in which the Fund invests will be considered ESG companies or have high ESG ratings. Such considerations may fail to produce the intended result.
Class A C Shares | Federated Hermes U.S. SMID Fund | Risk of Foreign Investing [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk of Foreign Investing. The foreign markets in which the Fund invests may be subject to economic or political conditions which are less favorable than those of the United States and may lack financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.
Class A C Shares | Federated Hermes U.S. SMID Fund | Risk of Investing in Depositary Receipts and Domestically Traded Securities of Foreign Issuers [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in Depositary Receipts and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts and other domestically traded securities of foreign companies, whether in the United States or in foreign local markets, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
Class A C Shares | Federated Hermes U.S. SMID Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings of non-U.S. dollar denominated securities.
Class A C Shares | Federated Hermes U.S. SMID Fund | Risk Related to Investing for Value [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
Class A C Shares | Federated Hermes U.S. SMID Fund | Risk Related to Investing for Growth [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Additionally, growth stocks may not pay dividends or may pay lower dividends than value stocks.
Class A C Shares | Federated Hermes U.S. SMID Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.
Class A C Shares | Federated Hermes U.S. SMID Fund | Custodial Services and Related Investment Costs [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
Class A C Shares | Federated Hermes U.S. SMID Fund | Counterparty Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
Class A C Shares | Federated Hermes U.S. SMID Fund | Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Class A C Shares | Federated Hermes U.S. SMID Fund | Risk Related to the Economy [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects.
Class A C Shares | Federated Hermes U.S. SMID Fund | Technology Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
Class A C Shares | Federated Hermes U.S. SMID Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	5.95%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.70%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.62%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	$ 1,178
3 Years	rr_ExpenseExampleYear03	2,401
5 Years	rr_ExpenseExampleYear05	3,584
10 Years	rr_ExpenseExampleYear10	6,369
1 Year	rr_ExpenseExampleNoRedemptionYear01	1,178
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,401
5 Years	rr_ExpenseExampleNoRedemptionYear05	3,584
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,369
1 Year	rr_AverageAnnualReturnYear01	14.46%
Since Inception	rr_AverageAnnualReturnSinceInception	12.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2020
Class A C Shares | Federated Hermes U.S. SMID Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	5.95%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.45%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.62%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.83%
1 Year	rr_ExpenseExampleYear01	$ 836
3 Years	rr_ExpenseExampleYear03	2,154
5 Years	rr_ExpenseExampleYear05	3,503
10 Years	rr_ExpenseExampleYear10	6,486
1 Year	rr_ExpenseExampleNoRedemptionYear01	736
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,154
5 Years	rr_ExpenseExampleNoRedemptionYear05	3,503
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,486
1 Year	rr_AverageAnnualReturnYear01	20.85%
Since Inception	rr_AverageAnnualReturnSinceInception	14.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2020
Class A C Shares | Federated Hermes U.S. SMID Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
2021	rr_AnnualReturn2021	23.02%
2022	rr_AnnualReturn2022	(16.52%)
2023	rr_AnnualReturn2023	22.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's IS class total return for the six-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.17%)
Class A C Shares | Federated Hermes U.S. SMID Fund | Return After Taxes on Distributions | A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.28%
Since Inception	rr_AverageAnnualReturnSinceInception	11.45%
Class A C Shares | Federated Hermes U.S. SMID Fund | Return After Taxes on Distributions and Sale of Fund Shares | A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.38%
Since Inception	rr_AverageAnnualReturnSinceInception	9.59%
Class A C Shares | Federated Hermes U.S. SMID Fund | Russell 2500 Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.42%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	12.69%	[4]
Class A C Shares | Federated Hermes U.S. SMID Fund | Russell 3000 Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.96%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	13.65%	[5]
Class A C Shares | Federated Hermes U.S. SMID Fund | Morningstar U.S. Mid-Cap Blend Funds Average
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.72%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	13.57%	[6]

[1]	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s A class and C class (after the voluntary waivers and/or reimbursements) will not exceed 1.08% and 1.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) September 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these additional arrangements prior to the Termination Date, these additional arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
[4]	The Russell 2500® Index measures the performance of the small to midcap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500® Index is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.
[5]	The Fund has designated the Russell 3000 Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index. The Russell 3000 Index is a broad-based benchmark that offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. equity market.
[6]	Morningstar figures represent the average of the total returns reported by all the funds designated by Morningstar as falling into the respective category indicated.